Average Annual Total Returns - BlackRock 60/40 Target Allocation ETF V.I. Fund	May 01, 2021
BloombergBarclayss [Member]
Average Annual Return:
1 Year	7.51%
5 Years	4.44%
Since Inception	3.88%
MSCIAllCountryWorldIndexReflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	13.49%
5 Years	9.37%
Since Inception	7.20%
MsciSix [Member]
Average Annual Return:
1 Year	16.25%
5 Years	12.26%
Since Inception	9.00%
Class I Shares
Average Annual Return:
1 Year	14.67%
5 Years	10.16%
Since Inception	7.09%
Inception Date	Apr. 30, 2014
Class III Shares
Average Annual Return:
1 Year	14.35%
5 Years	9.87%
Since Inception	6.82%
Inception Date	Apr. 30, 2014